AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Affiliated Mutual Funds
AST BlackRock/Loomis Sayles Bond Portfolio*	1,726,033	$27,167,760
AST ClearBridge Dividend Growth Portfolio*	3,124,297	82,075,277
AST Emerging Markets Equity Portfolio*	666,676	6,800,092
AST Global Bond Portfolio*	9,621,427	117,477,619
AST Goldman Sachs Small-Cap Value Portfolio*	310,925	9,442,782
AST High Yield Portfolio*	483,714	5,969,035
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,880,316	76,434,845
AST International Growth Portfolio*	2,527,297	74,504,709
AST International Value Portfolio*	3,362,656	76,500,431
AST Jennison Large-Cap Growth Portfolio*	879,267	60,572,724
AST Large-Cap Core Portfolio*	7,257,761	203,362,455
AST Loomis Sayles Large-Cap Growth Portfolio*	751,976	70,279,675
AST MFS Growth Portfolio*	1,216,718	60,543,873
AST MFS Large-Cap Value Portfolio*	3,547,282	99,288,417
AST Mid-Cap Growth Portfolio*	485,695	8,188,816
AST Mid-Cap Value Portfolio*	183,397	7,796,216
AST Prudential Core Bond Portfolio*	6,891,043	96,130,048
AST QMA International Core Equity Portfolio*	4,473,862	65,318,380
AST Small-Cap Growth Opportunities Portfolio*	467,544	15,050,242
AST Small-Cap Growth Portfolio*	183,971	15,249,371
AST Small-Cap Value Portfolio*	506,239	18,254,971
	Shares	Value
Affiliated Mutual Funds (continued)
AST T. Rowe Price Large-Cap Growth Portfolio*	989,065	$71,558,828
AST T. Rowe Price Large-Cap Value Portfolio*	3,662,208	75,624,596
AST T. Rowe Price Natural Resources Portfolio*	545,624	13,689,696
AST Western Asset Core Plus Bond Portfolio*	4,045,492	60,237,372
AST Western Asset Emerging Markets Debt Portfolio*	454,690	5,833,679

Total Long-Term Investments (cost $1,093,578,275)(wd)		1,423,351,909

Short-Term Investment — 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,552,048)(wd)	2,552,048	2,552,048

TOTAL INVESTMENTS—100.0% (cost $1,096,130,323)		1,425,903,957

Liabilities in excess of other assets — (0.0)%		(439,008)

Net Assets — 100.0%		$1,425,464,949

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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